Financial Risk Management - Trading Assets and Investment Securities Based on External Rating System (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 339,156,626	¥ 322,705,361
Trading assets [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	4,229,845	3,489,258
Trading assets [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	4,155,328	3,398,011
Trading assets [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	644,180	519,262
Trading assets [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	3,147,681	2,437,286
Trading assets [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	223,843	243,090
Trading assets [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	126,281	195,008
Trading assets [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	13,343	3,365
Financial assets at fair value through profit or loss [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,392,889	1,657,206
Financial assets at fair value through profit or loss [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	138,304	155,614
Financial assets at fair value through profit or loss [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	6,000	7,999
Financial assets at fair value through profit or loss [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	31,296	36,147
Financial assets at fair value through profit or loss [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	14,669	20,836
Financial assets at fair value through profit or loss [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	85,739	89,955
Financial assets at fair value through profit or loss [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	600	677
Debt instruments at amortized cost [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	235,567	83,954
Debt instruments at amortized cost [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	0
Debt instruments at amortized cost [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	165,593	25,741
Debt instruments at amortized cost [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	0
Debt instruments at amortized cost [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	68,995	57,646
Debt instruments at amortized cost [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	979	567
Debt instruments at fair value through other comprehensive income [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	23,583,633	28,587,058
Debt instruments at fair value through other comprehensive income [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	10,034,033	8,634,719
Debt instruments at fair value through other comprehensive income [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	11,992,005	18,225,704
Debt instruments at fair value through other comprehensive income [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	399,783	670,840
Debt instruments at fair value through other comprehensive income [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	984,062	863,446
Debt instruments at fair value through other comprehensive income [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 173,750	¥ 192,349